Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Tax Disclosure [Abstract]
Parent country source	$ (6)	$ (211)		$ (70)
Foreign sources	1,472	870		48
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 1,466	$ 659	[1]	$ (22)	[1]

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).